Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of insurance coverage

Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Operating risks	21,821
Business interruption	Loss of profits	5,362
Cars and Others (*)	Damages	289